DIMENSIONAL INVESTMENT GROUP INC.
FORM N-Q REPORT
July 31, 2019
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2019
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	296,417	$14,447,365
*	Alphabet, Inc., Class A	115,624	140,853,157
*	Alphabet, Inc., Class C	118,341	143,983,128
	AT&T, Inc.	2,817,991	95,952,593
	CBS Corp., Class B	136,467	7,029,415
	CenturyLink, Inc.	366,137	4,426,596
*	Charter Communications, Inc., Class A	66,426	25,599,252
	Comcast Corp., Class A	1,748,965	75,502,819
#*	Discovery, Inc., Class A	62,490	1,894,072
*	Discovery, Inc., Class C	137,624	3,886,502
*	DISH Network Corp., Class A	89,540	3,031,824
*	Electronic Arts, Inc.	114,549	10,595,782
*	Facebook, Inc., Class A	927,720	180,191,056
	Fox Corp., Class A	136,480	5,093,434
*	Fox Corp., Class B	62,577	2,327,864
	Interpublic Group of Cos., Inc. (The)	151,377	3,469,561
*	Netflix, Inc.	168,909	54,555,918
	News Corp., Class A	148,401	1,952,957
	News Corp., Class B	47,476	639,027
#	Omnicom Group, Inc.	85,016	6,819,983
*	Take-Two Interactive Software, Inc.	43,332	5,309,037
*	T-Mobile US, Inc.	122,060	9,731,844
#*	TripAdvisor, Inc.	40,797	1,801,188
*	Twitter, Inc.	282,346	11,946,059
	Verizon Communications, Inc.	1,596,722	88,250,825
	Viacom, Inc., Class B	135,029	4,098,130
	Walt Disney Co. (The)	674,089	96,401,468
TOTAL COMMUNICATION SERVICES			999,790,856
CONSUMER DISCRETIONARY — (10.0%)
	Advance Auto Parts, Inc.	27,792	4,186,587
*	Amazon.com, Inc.	159,692	298,109,832
	Aptiv P.L.C.	99,561	8,726,522
*	AutoZone, Inc.	9,472	10,637,435
	Best Buy Co., Inc.	90,398	6,918,159
*	Booking Holdings, Inc.	16,716	31,536,573
	BorgWarner, Inc.	80,018	3,024,680
*	Capri Holdings, Ltd.	56,876	2,024,217
#*	CarMax, Inc.	64,173	5,631,822
	Carnival Corp.	154,350	7,289,951
*	Chipotle Mexican Grill, Inc.	9,453	7,520,145
	Darden Restaurants, Inc.	47,069	5,721,708
	Dollar General Corp.	99,749	13,368,361
*	Dollar Tree, Inc.	91,892	9,350,011
	DR Horton, Inc.	131,557	6,042,413
	eBay, Inc.	316,340	13,030,045
	Expedia Group, Inc.	53,476	7,098,404
	Foot Locker, Inc.	43,045	1,767,428
	Ford Motor Co.	1,516,566	14,452,874
#	Gap, Inc. (The)	83,464	1,627,548
	Garmin, Ltd.	46,367	3,643,983
	General Motors Co.	509,906	20,569,608
	Genuine Parts Co.	56,569	5,493,981
#	H&R Block, Inc.	79,275	2,195,125

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Hanesbrands, Inc.	139,536	$2,245,134
#	Harley-Davidson, Inc.	61,287	2,192,849
#	Hasbro, Inc.	44,513	5,393,195
	Hilton Worldwide Holdings, Inc.	112,391	10,851,351
	Home Depot, Inc. (The)	424,865	90,789,402
	Kohl's Corp.	63,161	3,401,851
	L Brands, Inc.	88,331	2,292,189
#	Leggett & Platt, Inc.	50,612	2,022,962
	Lennar Corp., Class A	110,619	5,262,146
*	LKQ Corp.	122,059	3,287,049
	Lowe's Cos., Inc.	302,316	30,654,842
	Macy's, Inc.	119,802	2,723,099
	Marriott International, Inc., Class A	106,722	14,840,761
	McDonald's Corp.	294,840	62,128,685
	MGM Resorts International	197,946	5,942,339
*	Mohawk Industries, Inc.	23,643	2,948,046
#	Newell Brands, Inc.	150,474	2,135,226
	NIKE, Inc., Class B	485,273	41,748,036
#	Nordstrom, Inc.	41,457	1,372,641
*	Norwegian Cruise Line Holdings, Ltd.	83,640	4,135,162
*	O'Reilly Automotive, Inc.	30,319	11,544,262
	PulteGroup, Inc.	98,140	3,092,391
	PVH Corp.	29,357	2,610,424
	Ralph Lauren Corp.	20,368	2,122,957
	Ross Stores, Inc.	141,884	15,043,961
	Royal Caribbean Cruises, Ltd.	66,609	7,749,291
	Starbucks Corp.	467,694	44,285,945
	Tapestry, Inc.	111,822	3,458,654
	Target Corp.	197,833	17,092,771
#	Tiffany & Co.	41,586	3,905,757
	TJX Cos., Inc. (The)	468,260	25,548,266
	Tractor Supply Co.	46,931	5,106,562
*	Ulta Salon Cosmetics & Fragrance, Inc.	21,411	7,477,792
#*	Under Armour, Inc., Class A	71,087	1,639,977
#*	Under Armour, Inc., Class C	76,183	1,549,562
	VF Corp.	126,228	11,031,065
#	Whirlpool Corp.	24,425	3,553,349
	Wynn Resorts, Ltd.	37,318	4,853,952
	Yum! Brands, Inc.	118,535	13,337,558
TOTAL CONSUMER DISCRETIONARY			971,338,873
CONSUMER STAPLES — (7.2%)
	Altria Group, Inc.	722,438	34,005,157
	Archer-Daniels-Midland Co.	216,613	8,898,462
	Brown-Forman Corp., Class B	64,521	3,536,396
#	Campbell Soup Co.	73,715	3,047,378
	Church & Dwight Co., Inc.	95,198	7,181,737
	Clorox Co. (The)	49,337	8,022,196
	Coca-Cola Co. (The)	1,482,589	78,028,659
	Colgate-Palmolive Co.	331,508	23,782,384
	Conagra Brands, Inc.	189,006	5,456,603
	Constellation Brands, Inc., Class A	64,428	12,680,719
	Costco Wholesale Corp.	169,820	46,807,487
#	Coty, Inc., Class A	116,654	1,272,695
	Estee Lauder Cos., Inc. (The), Class A	84,897	15,637,178
	General Mills, Inc.	231,225	12,280,360
	Hershey Co. (The)	53,988	8,192,139
#	Hormel Foods Corp.	104,172	4,270,010
	JM Smucker Co. (The)	43,867	4,877,572

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kellogg Co.	95,603	$5,566,007
	Kimberly-Clark Corp.	132,911	18,029,377
	Kraft Heinz Co. (The)	241,593	7,733,392
	Kroger Co. (The)	313,084	6,624,857
	Lamb Weston Holdings, Inc.	57,039	3,828,458
#	McCormick & Co., Inc. Non-Voting	47,077	7,463,587
	Molson Coors Brewing Co., Class B	72,334	3,905,313
	Mondelez International, Inc., Class A	556,211	29,751,726
*	Monster Beverage Corp.	150,397	9,696,095
	PepsiCo, Inc.	541,301	69,183,681
	Philip Morris International, Inc.	600,177	50,180,799
	Procter & Gamble Co. (The)	968,568	114,329,767
	Sysco Corp.	183,270	12,566,824
	Tyson Foods, Inc., Class A	113,369	9,012,835
	Walgreens Boots Alliance, Inc.	300,091	16,351,959
	Walmart, Inc.	540,139	59,620,543
TOTAL CONSUMER STAPLES			701,822,352
ENERGY — (4.8%)
	Anadarko Petroleum Corp.	193,192	14,230,523
	Apache Corp.	145,317	3,548,641
	Baker Hughes a GE Co.	197,275	5,008,812
	Cabot Oil & Gas Corp.	164,884	3,159,178
	Chevron Corp.	735,564	90,555,284
	Cimarex Energy Co.	39,851	2,019,250
	Concho Resources, Inc.	77,599	7,579,870
	ConocoPhillips	436,407	25,782,926
	Devon Energy Corp.	160,409	4,331,043
	Diamondback Energy, Inc.	59,424	6,146,224
	EOG Resources, Inc.	224,391	19,263,967
	Exxon Mobil Corp.	1,633,798	121,489,219
	Halliburton Co.	337,475	7,761,925
	Helmerich & Payne, Inc.	41,995	2,086,312
	Hess Corp.	98,471	6,384,860
	HollyFrontier Corp.	60,168	2,994,561
	Kinder Morgan, Inc.	753,090	15,528,716
	Marathon Oil Corp.	315,411	4,437,833
	Marathon Petroleum Corp.	255,864	14,428,171
	National Oilwell Varco, Inc.	148,567	3,538,866
	Noble Energy, Inc.	183,116	4,043,201
	Occidental Petroleum Corp.	288,301	14,807,139
	ONEOK, Inc.	159,839	11,201,517
	Phillips 66	161,782	16,592,362
	Pioneer Natural Resources Co.	65,195	8,999,518
	Schlumberger, Ltd.	536,158	21,430,235
	TechnipFMC P.L.C.	162,614	4,478,390
	Valero Energy Corp.	161,552	13,772,308
	Williams Cos., Inc. (The)	468,463	11,542,928
TOTAL ENERGY			467,143,779
FINANCIALS — (13.1%)
	Affiliated Managers Group, Inc.	19,291	1,654,975
	Aflac, Inc.	287,704	15,144,739
	Allstate Corp. (The)	128,419	13,792,201
	American Express Co.	264,416	32,885,418
	American International Group, Inc.	336,357	18,832,628
	Ameriprise Financial, Inc.	51,706	7,523,740
	Aon P.L.C.	92,732	17,549,531

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Arthur J Gallagher & Co.	71,625	$6,477,049
	Assurant, Inc.	23,901	2,709,417
	Bank of America Corp.	3,414,499	104,756,829
	Bank of New York Mellon Corp. (The)	339,827	15,944,683
	BB&T Corp.	295,020	15,202,381
*	Berkshire Hathaway, Inc., Class B	748,265	153,716,079
	BlackRock, Inc.	45,944	21,487,090
	Capital One Financial Corp.	181,824	16,804,174
	Cboe Global Markets, Inc.	42,835	4,682,294
	Charles Schwab Corp. (The)	458,906	19,833,917
	Chubb, Ltd.	176,990	27,051,152
	Cincinnati Financial Corp.	58,329	6,260,452
	Citigroup, Inc.	892,938	63,541,468
	Citizens Financial Group, Inc.	176,621	6,580,898
	CME Group, Inc.	138,403	26,908,311
	Comerica, Inc.	59,528	4,357,450
	Discover Financial Services	125,005	11,217,949
	E*TRADE Financial Corp.	95,285	4,648,955
	Everest Re Group, Ltd.	15,917	3,925,769
	Fifth Third Bancorp	280,783	8,336,447
	First Republic Bank	63,917	6,350,793
#	Franklin Resources, Inc.	113,504	3,703,636
	Goldman Sachs Group, Inc. (The)	131,377	28,920,019
	Hartford Financial Services Group, Inc. (The)	139,913	8,063,186
	Huntington Bancshares, Inc.	403,271	5,746,612
	Intercontinental Exchange, Inc.	217,731	19,129,846
	Invesco, Ltd.	156,881	3,010,546
	Jefferies Financial Group, Inc.	96,291	2,053,887
	JPMorgan Chase & Co.	1,252,630	145,305,080
	KeyCorp	390,245	7,168,801
	Lincoln National Corp.	77,465	5,061,563
	Loews Corp.	103,543	5,543,692
	M&T Bank Corp.	52,755	8,665,009
	MarketAxess Holdings, Inc.	14,557	4,906,291
	Marsh & McLennan Cos., Inc.	197,451	19,508,159
	MetLife, Inc.	366,976	18,135,954
	Moody's Corp.	63,695	13,652,386
	Morgan Stanley	493,680	21,998,381
	MSCI, Inc.	32,620	7,412,569
	Nasdaq, Inc.	44,501	4,288,561
	Northern Trust Corp.	84,131	8,244,838
	People's United Financial, Inc.	152,087	2,497,269
	PNC Financial Services Group, Inc. (The)	174,319	24,910,185
	Principal Financial Group, Inc.	99,834	5,794,365
	Progressive Corp. (The)	225,878	18,291,600
	Prudential Financial, Inc.	156,773	15,882,673
	Raymond James Financial, Inc.	48,856	3,941,213
	Regions Financial Corp.	390,624	6,222,640
	S&P Global, Inc.	95,022	23,275,639
	State Street Corp.	144,079	8,369,549
	SunTrust Banks, Inc.	171,048	11,391,797
*	SVB Financial Group	20,275	4,703,192
	Synchrony Financial	244,879	8,786,258
	T Rowe Price Group, Inc.	91,074	10,326,881
	Torchmark Corp.	38,603	3,525,226
	Travelers Cos., Inc. (The)	101,133	14,828,120
	U.S. Bancorp.	577,874	33,025,499
	Unum Group	81,507	2,604,149
	Wells Fargo & Co.	1,561,904	75,611,773

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson P.L.C.	49,710	$9,704,386
#	Zions Bancorp NA	71,085	3,203,801
TOTAL FINANCIALS			1,265,592,020
HEALTH CARE — (13.6%)
	Abbott Laboratories	681,222	59,334,436
	AbbVie, Inc.	570,613	38,014,238
*	ABIOMED, Inc.	17,283	4,814,352
	Agilent Technologies, Inc.	122,537	8,505,293
*	Alexion Pharmaceuticals, Inc.	86,683	9,820,317
*	Align Technology, Inc.	28,063	5,867,412
	Allergan P.L.C.	118,983	19,096,772
	AmerisourceBergen Corp.	60,545	5,276,497
	Amgen, Inc.	235,521	43,943,508
	Anthem, Inc.	99,267	29,245,051
	Baxter International, Inc.	183,175	15,381,205
	Becton Dickinson and Co.	104,086	26,312,941
*	Biogen, Inc.	74,870	17,805,583
*	Boston Scientific Corp.	536,154	22,765,099
	Bristol-Myers Squibb Co.	631,594	28,049,090
	Cardinal Health, Inc.	115,191	5,267,684
*	Celgene Corp.	272,724	25,052,427
*	Centene Corp.	159,877	8,327,993
	Cerner Corp.	125,904	9,021,022
*	Cigna Corp.	146,398	24,875,948
	Cooper Cos., Inc. (The)	19,095	6,442,653
	CVS Health Corp.	501,771	28,033,946
	Danaher Corp.	243,054	34,149,087
*	DaVita, Inc.	48,864	2,924,510
	DENTSPLY SIRONA, Inc.	90,385	4,921,463
*	Edwards Lifesciences Corp.	80,580	17,151,453
	Eli Lilly & Co.	333,208	36,303,012
	Gilead Sciences, Inc.	490,999	32,170,254
	HCA Healthcare, Inc.	102,724	13,714,681
*	Henry Schein, Inc.	57,564	3,830,309
*	Hologic, Inc.	103,173	5,287,616
	Humana, Inc.	52,240	15,502,220
*	IDEXX Laboratories, Inc.	33,073	9,328,240
*	Illumina, Inc.	56,866	17,024,543
*	Incyte Corp.	69,240	5,879,861
*	Intuitive Surgical, Inc.	44,580	23,159,756
*	IQVIA Holdings, Inc.	60,647	9,653,183
	Johnson & Johnson	1,025,225	133,504,800
*	Laboratory Corp. of America Holdings	38,143	6,389,715
	McKesson Corp.	73,352	10,192,260
	Medtronic P.L.C.	517,698	52,774,134
	Merck & Co., Inc.	994,175	82,506,583
*	Mettler-Toledo International, Inc.	9,600	7,264,800
*	Mylan NV	199,850	4,176,865
#*	Nektar Therapeutics	66,477	1,891,935
	PerkinElmer, Inc.	43,275	3,726,843
#	Perrigo Co. P.L.C.	48,714	2,631,043
	Pfizer, Inc.	2,143,778	83,264,338
	Quest Diagnostics, Inc.	52,300	5,338,784
*	Regeneron Pharmaceuticals, Inc.	30,320	9,240,323
	ResMed, Inc.	55,002	7,078,757
	Stryker Corp.	119,782	25,127,868
	Teleflex, Inc.	17,758	6,033,103
	Thermo Fisher Scientific, Inc.	154,449	42,887,398

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	UnitedHealth Group, Inc.	366,966	$91,378,204
	Universal Health Services, Inc., Class B	31,924	4,816,055
*	Varian Medical Systems, Inc.	34,996	4,107,481
*	Vertex Pharmaceuticals, Inc.	98,900	16,478,718
*	Waters Corp.	26,827	5,648,693
*	WellCare Health Plans, Inc.	19,405	5,574,086
	Zimmer Biomet Holdings, Inc.	79,084	10,686,621
	Zoetis, Inc.	184,401	21,185,831
TOTAL HEALTH CARE			1,316,158,893
INDUSTRIALS — (9.2%)
	3M Co.	222,306	38,841,304
	Alaska Air Group, Inc.	48,203	3,054,142
	Allegion P.L.C.	36,022	3,729,718
#	American Airlines Group, Inc.	151,496	4,622,143
	AMETEK, Inc.	87,865	7,873,583
#	AO Smith Corp.	55,234	2,510,385
	Arconic, Inc.	155,974	3,905,589
	Boeing Co. (The)	202,047	68,934,396
	Caterpillar, Inc.	220,825	29,076,028
#	CH Robinson Worldwide, Inc.	52,695	4,412,152
	Cintas Corp.	32,758	8,531,494
*	Copart, Inc.	77,344	5,996,480
	CSX Corp.	296,829	20,896,762
	Cummins, Inc.	55,856	9,160,384
	Deere & Co.	122,405	20,276,388
	Delta Air Lines, Inc.	230,035	14,041,336
	Dover Corp.	56,105	5,433,769
	Eaton Corp. P.L.C.	163,868	13,468,311
	Emerson Electric Co.	237,763	15,426,063
	Equifax, Inc.	46,440	6,459,340
	Expeditors International of Washington, Inc.	66,060	5,043,681
#	Fastenal Co.	222,110	6,840,988
	FedEx Corp.	92,314	15,742,306
	Flowserve Corp.	50,269	2,514,958
	Fortive Corp.	113,917	8,663,388
	Fortune Brands Home & Security, Inc.	53,428	2,935,334
	General Dynamics Corp.	104,813	19,488,929
	General Electric Co.	3,367,524	35,190,626
	Honeywell International, Inc.	281,011	48,463,157
	Huntington Ingalls Industries, Inc.	16,038	3,661,475
*	IHS Markit, Ltd.	140,603	9,057,645
	Illinois Tool Works, Inc.	115,731	17,849,192
	Ingersoll-Rand P.L.C.	92,889	11,486,654
	Jacobs Engineering Group, Inc.	44,310	3,656,018
	JB Hunt Transport Services, Inc.	33,506	3,430,009
	Johnson Controls International P.L.C.	307,283	13,041,091
	Kansas City Southern	38,637	4,780,942
	L3Harris Technologies, Inc.	85,573	17,764,955
	Lockheed Martin Corp.	94,972	34,396,009
	Masco Corp.	113,923	4,644,641
	Nielsen Holdings P.L.C.	136,140	3,153,002
	Norfolk Southern Corp.	102,701	19,628,215
	Northrop Grumman Corp.	65,662	22,690,817
	PACCAR, Inc.	133,389	9,355,905
	Parker-Hannifin Corp.	49,462	8,659,807
	Pentair P.L.C.	61,148	2,373,154
	Quanta Services, Inc.	54,838	2,052,038
	Raytheon Co.	107,556	19,606,383

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Republic Services, Inc.	83,617	$7,412,647
	Robert Half International, Inc.	45,246	2,733,311
	Rockwell Automation, Inc.	45,639	7,337,838
#	Rollins, Inc.	57,158	1,916,508
	Roper Technologies, Inc.	40,080	14,575,092
#	Snap-on, Inc.	21,299	3,250,440
	Southwest Airlines Co.	188,730	9,725,257
	Stanley Black & Decker, Inc.	58,739	8,669,289
	Textron, Inc.	90,785	4,475,701
*	TransDigm Group, Inc.	18,826	9,138,893
	Union Pacific Corp.	273,325	49,184,834
*	United Airlines Holdings, Inc.	85,333	7,842,956
	United Parcel Service, Inc., Class B	269,240	32,166,103
*	United Rentals, Inc.	30,677	3,882,174
	United Technologies Corp.	312,880	41,800,768
	Verisk Analytics, Inc.	62,934	9,548,347
#	Wabtec Corp.	62,642	4,866,031
	Waste Management, Inc.	151,020	17,669,340
	WW Grainger, Inc.	17,254	5,021,432
	Xylem, Inc.	69,774	5,602,155
TOTAL INDUSTRIALS			889,640,202
INFORMATION TECHNOLOGY — (21.6%)
	Accenture P.L.C., Class A	246,039	47,382,191
*	Adobe, Inc.	188,335	56,285,798
#*	Advanced Micro Devices, Inc.	341,362	10,394,473
*	Akamai Technologies, Inc.	63,612	5,606,126
	Alliance Data Systems Corp.	17,423	2,734,017
	Amphenol Corp., Class A	114,849	10,717,709
	Analog Devices, Inc.	142,497	16,737,698
*	ANSYS, Inc.	32,298	6,560,370
	Apple, Inc.	1,687,829	359,575,090
	Applied Materials, Inc.	361,468	17,845,675
*	Arista Networks, Inc.	20,520	5,611,194
*	Autodesk, Inc.	85,079	13,286,787
	Automatic Data Processing, Inc.	168,059	27,985,185
	Broadcom, Inc.	152,852	44,325,551
	Broadridge Financial Solutions, Inc.	44,832	5,699,044
*	Cadence Design Systems, Inc.	108,317	8,005,709
	Cisco Systems, Inc.	1,652,965	91,574,261
	Citrix Systems, Inc.	47,956	4,519,373
	Cognizant Technology Solutions Corp., Class A	219,823	14,319,270
	Corning, Inc.	304,355	9,358,916
	DXC Technology Co.	103,780	5,787,811
*	F5 Networks, Inc.	23,374	3,429,433
	Fidelity National Information Services, Inc.	236,677	31,537,210
#*	Fiserv, Inc.	151,484	15,970,958
*	FleetCor Technologies, Inc.	33,214	9,438,422
	FLIR Systems, Inc.	51,638	2,564,343
*	Fortinet, Inc.	55,990	4,496,557
*	Gartner, Inc.	34,987	4,874,739
	Global Payments, Inc.	60,211	10,110,631
	Hewlett Packard Enterprise Co.	517,100	7,430,727
	HP, Inc.	581,641	12,237,727
	Intel Corp.	1,728,752	87,388,414
	International Business Machines Corp.	342,369	50,752,781
	Intuit, Inc.	100,221	27,792,285
#*	IPG Photonics Corp.	13,904	1,821,563
	Jack Henry & Associates, Inc.	30,096	4,204,411

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Juniper Networks, Inc.	132,676	$3,584,905
*	Keysight Technologies, Inc.	72,332	6,475,161
	KLA Corp.	62,408	8,507,459
	Lam Research Corp.	57,893	12,077,059
	Mastercard, Inc., Class A	347,054	94,492,393
	Maxim Integrated Products, Inc.	105,194	6,226,433
#	Microchip Technology, Inc.	92,303	8,715,249
*	Micron Technology, Inc.	427,337	19,183,158
	Microsoft Corp.	2,958,926	403,212,846
	Motorola Solutions, Inc.	63,406	10,522,860
	NetApp, Inc.	95,503	5,585,970
	NVIDIA Corp.	235,160	39,676,195
	Oracle Corp.	936,984	52,752,199
	Paychex, Inc.	123,425	10,250,446
*	PayPal Holdings, Inc.	453,310	50,045,424
*	Qorvo, Inc.	45,721	3,350,892
	QUALCOMM, Inc.	469,762	34,367,788
*	salesforce.com, Inc.	314,848	48,644,016
	Seagate Technology P.L.C.	97,279	4,504,990
	Skyworks Solutions, Inc.	66,277	5,652,103
	Symantec Corp.	238,710	5,146,588
*	Synopsys, Inc.	58,059	7,707,913
	TE Connectivity, Ltd.	130,572	12,064,853
	Texas Instruments, Inc.	362,202	45,278,872
	Total System Services, Inc.	62,964	8,545,474
*	VeriSign, Inc.	40,502	8,549,567
#	Visa, Inc., Class A	671,494	119,525,932
	Western Digital Corp.	112,556	6,065,643
#	Western Union Co. (The)	166,280	3,491,880
	Xerox Corp.	74,290	2,384,709
	Xilinx, Inc.	98,076	11,201,260
TOTAL INFORMATION TECHNOLOGY			2,096,152,686
MATERIALS — (2.7%)
	Air Products & Chemicals, Inc.	85,063	19,417,331
#	Albemarle Corp.	41,247	3,009,381
*	Amcor, PLC	627,623	6,652,804
	Avery Dennison Corp.	32,318	3,712,369
	Ball Corp.	128,699	9,199,405
	Celanese Corp.	48,603	5,451,798
	CF Industries Holdings, Inc.	86,222	4,273,162
*	Corteva, Inc.	289,893	8,551,843
*	Dow, Inc.	288,704	13,984,822
	DuPont de Nemours, Inc.	288,584	20,824,221
	Eastman Chemical Co.	53,662	4,043,432
	Ecolab, Inc.	98,099	19,789,511
	FMC Corp.	50,839	4,393,506
	Freeport-McMoRan, Inc.	555,983	6,149,172
#	International Flavors & Fragrances, Inc.	38,903	5,601,643
	International Paper Co.	153,207	6,727,319
	Linde P.L.C.	209,584	40,089,227
	LyondellBasell Industries NV, Class A	106,134	8,882,354
	Martin Marietta Materials, Inc.	24,324	6,026,271
	Mosaic Co. (The)	137,652	3,467,454
	Newmont Goldcorp Corp.	315,962	11,538,932
	Nucor Corp.	118,136	6,424,236
	Packaging Corp. of America	37,009	3,736,799
	PPG Industries, Inc.	91,245	10,711,251
#	Sealed Air Corp.	60,845	2,542,713

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sherwin-Williams Co. (The)	31,304	$16,060,204
	Vulcan Materials Co.	50,996	7,055,297
	WestRock Co.	99,036	3,570,248
TOTAL MATERIALS			261,886,705
REAL ESTATE — (3.0%)
	Alexandria Real Estate Equities, Inc.	43,608	6,382,467
	American Tower Corp.	170,634	36,109,567
	Apartment Investment & Management Co., Class A	57,469	2,847,014
	AvalonBay Communities, Inc.	53,651	11,201,792
	Boston Properties, Inc.	59,450	7,903,878
*	CBRE Group, Inc., Class A	120,025	6,362,525
	Crown Castle International Corp.	160,761	21,423,011
#	Digital Realty Trust, Inc.	80,571	9,214,100
	Duke Realty Corp.	138,947	4,631,104
	Equinix, Inc.	32,463	16,299,672
	Equity Residential	143,107	11,289,711
	Essex Property Trust, Inc.	25,450	7,691,499
	Extra Space Storage, Inc.	49,245	5,534,646
	Federal Realty Investment Trust	29,061	3,836,343
	HCP, Inc.	184,726	5,898,301
	Host Hotels & Resorts, Inc.	287,655	5,002,320
#	Iron Mountain, Inc.	110,695	3,255,540
	Kimco Realty Corp.	165,253	3,174,510
#	Macerich Co. (The)	41,418	1,368,865
	Mid-America Apartment Communities, Inc.	43,712	5,151,022
	Prologis, Inc.	243,848	19,656,587
	Public Storage	58,054	14,093,189
	Realty Income Corp.	121,564	8,413,444
	Regency Centers Corp.	64,585	4,307,820
*	SBA Communications Corp.	43,854	10,762,210
	Simon Property Group, Inc.	119,521	19,386,306
	SL Green Realty Corp.	32,632	2,645,803
	UDR, Inc.	109,558	5,046,241
	Ventas, Inc.	142,645	9,598,582
	Vornado Realty Trust	66,726	4,291,816
	Welltower, Inc.	156,364	12,996,976
	Weyerhaeuser Co.	287,648	7,309,136
TOTAL REAL ESTATE			293,085,997
UTILITIES — (3.2%)
	AES Corp.	256,519	4,306,954
	Alliant Energy Corp.	90,627	4,489,662
	Ameren Corp.	95,351	7,217,117
	American Electric Power Co., Inc.	190,826	16,756,431
	American Water Works Co., Inc.	69,571	7,985,359
	Atmos Energy Corp.	45,636	4,976,149
	CenterPoint Energy, Inc.	193,580	5,615,756
	CMS Energy Corp.	109,308	6,363,912
	Consolidated Edison, Inc.	126,307	10,731,043
	Dominion Energy, Inc.	309,211	22,971,285
	DTE Energy Co.	70,438	8,953,374
	Duke Energy Corp.	281,241	24,389,220
	Edison International	126,545	9,432,664
	Entergy Corp.	73,339	7,746,065
	Evergy, Inc.	94,256	5,701,545
	Eversource Energy	123,990	9,405,881
	Exelon Corp.	375,142	16,903,899

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	FirstEnergy Corp.	194,833	$8,566,807
	NextEra Energy, Inc.	184,959	38,317,956
#	NiSource, Inc.	144,098	4,278,270
	NRG Energy, Inc.	103,159	3,521,848
	Pinnacle West Capital Corp.	43,234	3,943,806
	PPL Corp.	278,891	8,263,540
	Public Service Enterprise Group, Inc.	195,794	11,189,627
#	Sempra Energy	106,239	14,387,948
	Southern Co. (The)	402,003	22,592,569
	WEC Energy Group, Inc.	121,794	10,408,515
	Xcel Energy, Inc.	199,248	11,877,173
TOTAL UTILITIES			311,294,375
TOTAL COMMON STOCKS			9,573,906,738

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	26,043,662	26,043,662
SECURITIES LENDING COLLATERAL — (1.0%)
@§	DFA Short Term Investment Fund	8,290,716	95,931,876
TOTAL INVESTMENTS — (100.0%)
(Cost $4,152,577,501)^^			$9,695,882,276
As of July 31, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	119	09/20/19	$17,887,171	$17,744,685	$(142,486)
Total Futures Contracts			$17,887,171	$17,744,685	$(142,486)
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$999,790,856	—	—	$999,790,856
Consumer Discretionary	971,338,873	—	—	971,338,873
Consumer Staples	701,822,352	—	—	701,822,352
Energy	467,143,779	—	—	467,143,779
Financials	1,265,592,020	—	—	1,265,592,020
Health Care	1,316,158,893	—	—	1,316,158,893
Industrials	889,640,202	—	—	889,640,202
Information Technology	2,096,152,686	—	—	2,096,152,686
Materials	261,886,705	—	—	261,886,705
Real Estate	293,085,997	—	—	293,085,997
Utilities	311,294,375	—	—	311,294,375
Temporary Cash Investments	26,043,662	—	—	26,043,662

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$95,931,876	—	$95,931,876
Futures Contracts**	$(142,486)	—	—	(142,486)
TOTAL	$9,599,807,914	$95,931,876	—	$9,695,739,790
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$169,664,330
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$169,664,330
Summary of the Portfolio’s Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,867,077,130
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,867,077,130
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$9,048,700,428
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$9,048,700,428
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,522,906,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$2,522,906,073
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Marketwide Value Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,889,264,141
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$1,889,264,141
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$66,782,712
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$66,782,712
Summary of the Portfolio's Master Fund's investments as of July 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (2.8%)
	Federal Farm Credit Banks, Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	2.377%, 04/16/21	1,450	$1,449,167
	Federal Home Loan Bank
	0.000%, 08/14/19	1,500	1,498,862
	TOTAL AGENCY OBLIGATIONS		2,948,029
BONDS — (59.5%)
	African Development Bank
	1.875%, 03/16/20	1,500	1,496,837
	Agence Francaise de Developpement
	1.625%, 01/21/20	1,934	1,928,132
	ANZ New Zealand International Ltd.
	2.600%, 09/23/19	700	700,245
	Apple, Inc.
	1.900%, 02/07/20	1,054	1,051,462
	Apple, Inc., 3M USD LIBOR + 0.250%, FRN
(r)	2.812%, 02/07/20	1,000	1,001,035
	Australia & New Zealand Banking Group, Ltd.
Ω	2.250%, 12/19/19	400	399,748
	Bank of Montreal
	2.100%, 06/15/20	2,500	2,497,472
	3.100%, 07/13/20	725	730,990
	Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)	2.850%, 06/15/20	500	501,647
	Bank of Nova Scotia (The)
	2.350%, 10/21/20	850	851,502
	4.375%, 01/13/21	99	101,931
	Bank of Nova Scotia (The), 3M USD LIBOR + 0.290%, FRN
(r)	2.593%, 01/08/21	1,000	1,001,307
	BNG Bank NV
	1.625%, 11/25/19	250	249,478
Ω	2.500%, 02/28/20	1,850	1,852,575
	2.500%, 02/28/20	700	700,975
	Chevron Corp.
	1.991%, 03/03/20	2,750	2,746,988
	Cisco Systems, Inc.
	4.450%, 01/15/20	250	252,486
	Cooperatieve Rabobank UA
Ω	4.750%, 01/15/20	500	505,469
		Face Amount	Value†
		(000)

	Council Of Europe Development Bank
	1.875%, 01/27/20	750	$748,684
	Dexia Credit Local SA
	1.875%, 01/29/20	1,500	1,496,380
	Equinor ASA
	2.250%, 11/08/19	1,463	1,461,462
	Erste Abwicklungsanstalt
	2.500%, 03/13/20	600	600,898
	Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)	2.523%, 10/15/20	1,000	1,002,370
	Kommunalbanken A.S., 3M USD LIBOR + 0.040%, FRN
(r)Ω	2.476%, 03/12/21	400	399,959
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	2.476%, 03/12/21	300	299,969
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.330%, FRN
(r)	2.740%, 06/16/20	500	501,354
	Kommunekredit
	1.625%, 06/12/20	281	279,674
	Kommuninvest I Sverige AB
	1.750%, 03/19/20	500	498,599
	Landeskreditbank Baden-Wuerttemberg Foerderbank, 3M USD LIBOR + 0.012%, FRN
(r)	2.431%, 09/27/21	2,000	2,002,300
	Merck & Co., Inc.
	1.850%, 02/10/20	1,989	1,983,921
(r)	2.920%, 02/10/20	970	971,808
	Municipality Finance P.L.C., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	2.575%, 02/17/21	400	400,060
	Municipality Finance P.L.C., Floating Rate Note, FRN
(r)	2.277%, 10/26/20	2,000	1,999,567
	National Australia Bank, Ltd.
	2.250%, 01/10/20	500	499,901
	Nederlandse Waterschapsbank NV
	1.625%, 03/04/20	500	498,320

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Nestle Holdings, Inc.
	2.125%, 01/14/20	1,219	$1,217,537
	Nordea Bank Abp
Ω	1.625%, 09/30/19	500	499,386
	Novartis Capital Corp.
	1.800%, 02/14/20	2,335	2,329,349
	4.400%, 04/24/20	464	471,243
	NRW Bank, 3M USD LIBOR + 0.040%, FRN
(r)Ω	2.600%, 02/08/21	1,200	1,199,520
	Oesterreichische Kontrollbank AG
	1.375%, 02/10/20	200	199,170
	Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	2.420%, 09/15/20	1,000	998,905
	Oracle Corp.
	2.250%, 10/08/19	1,250	1,249,879
	Province of Alberta Canada
	1.900%, 12/06/19	2,700	2,695,906
	Roche Holdings, Inc., Floating Rate Note, 3M USD LIBOR + 0.340%, FRN
(r)Ω	2.670%, 09/30/19	300	300,177
	Royal Bank of Canada
	2.150%, 10/26/20	2,510	2,508,323
	2.350%, 10/30/20	981	982,973
	Shell International Finance BV
	4.300%, 09/22/19	500	501,300
	4.375%, 03/25/20	946	958,606
	Shell International Finance BV, 3M USD LIBOR + 0.450%, FRN
(r)	2.985%, 05/11/20	612	614,018
	State of North Rhine-Westphalia Germany
	1.625%, 01/22/20	1,500	1,495,620
	Svensk Exportkredit AB
	1.750%, 05/18/20	2,100	2,091,861
	Toronto-Dominion Bank (The)
	3.000%, 06/11/20	1,089	1,096,229
	1.850%, 09/11/20	500	497,918
	Total Capital SA
	4.450%, 06/24/20	2,499	2,546,843
	Toyota Motor Credit Corp.
	2.200%, 01/10/20	1,854	1,852,698
	2.150%, 03/12/20	1,263	1,261,797
	Toyota Motor Credit Corp., 3M USD LIBOR + 0.170%, FRN
(r)	2.572%, 09/18/20	400	400,310
	Face Amount	Value†
	(000)

Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 2.843%, 01/08/21	191	$191,823
Walmart, Inc., 3M USD LIBOR + 0.230%, FRN
(r) 2.573%, 06/23/21	500	501,616
TOTAL BONDS		62,878,512
U.S. TREASURY OBLIGATIONS — (14.4%)
U.S. Treasury Bills
2.200%, 08/13/19	1,000	999,314
U.S. Treasury Notes
1.000%, 08/31/19	250	249,760
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 2.196%, 01/31/21	1,000	999,102
U.S. Treasury Notes, 3M USTMMR + 0.1390%, FRN
(r) 2.220%, 04/30/21	13,000	12,997,842
TOTAL U.S. TREASURY OBLIGATIONS		15,246,018
CERTIFICATES OF DEPOSIT — (1.9%)
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 2.666%, 09/21/20	500	500,166
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.180%, FRN
(r) 2.544%, 04/06/20	1,500	1,500,203
TOTAL CERTIFICATES OF DEPOSIT		2,000,369
TOTAL INVESTMENT SECURITIES		83,072,928

COMMERCIAL PAPER — (17.7%)
EUROPEAN INVT BNK 2.230%, 01/01/99	2,000	1,997,647
EXXON MOBIL CORP 2.374%, 08/29/19	2,000	1,996,478
Exxon Mobil Corp. 2.280%, 08/06/19	1,000	999,615

DFA Two-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Ω	Kreditanstalt Fur Wiederaufbau 2.220%, 10/16/19	1,500	$1,492,977
	Landesbank Hessen-Thuringen 2.347%, 08/01/19	500	499,966
Ω	Massachusetts Mutual Life Insurance Co. 2.316%, 08/21/19	500	499,334
Ω	Nederlandse Waterschapsbank NV 2.403%, 08/12/19	1,000	999,211
Ω	PSP CAPITAL INC. 2.316%, 08/22/19	2,000	1,997,240
	PSP Capital, Inc. 2.320%, 08/01/19	1,000	999,934
	Queensland Treasury 2.340%, 08/02/19	3,000	2,999,611
Roche Holding, Inc.
Ω	2.250%, 08/05/19	2,000	1,999,355
		FaceAmount	Value†
		(000)
Ω	2.250%, 08/07/19	500	$499,775
Ω	Sanofi-Aventis 2.352%, 09/11/19	1,700	1,695,585
TOTAL COMMERCIAL PAPER			18,676,728

		Shares
TEMPORARY CASH INVESTMENTS — (3.7%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	3,927,578	3,927,578
SECURITIES LENDING COLLATERAL — (0.0%)
@§	DFA Short Term Investment Fund	114	1,320
TOTAL INVESTMENTS — (100.0%)
(Cost $105,500,787)^^			$105,678,554

Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$2,948,029	—	$2,948,029
Bonds	—	62,878,512	—	62,878,512
U.S. Treasury Obligations	—	15,246,018	—	15,246,018
Certificates of Deposit	—	2,000,369	—	2,000,369
Commercial Paper	—	18,676,728	—	18,676,728
Temporary Cash Investments	$3,927,578	—	—	3,927,578
Securities Lending Collateral	—	1,320	—	1,320
TOTAL	$3,927,578	$101,750,976	—	$105,678,554

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (29.0%)
Federal Home Loan Bank
0.000%, 08/01/19	1,500	$1,500,000
0.000%, 08/12/19	11,400	11,392,685
0.000%, 08/16/19	10,400	10,390,900
0.000%, 09/16/19	1,500	1,495,937
Tennessee Valley Authority
0.000%, 08/07/19	11,000	10,996,150
TOTAL AGENCY OBLIGATIONS		35,775,672
U.S. TREASURY OBLIGATIONS — (66.2%)
U.S. Treasury Bills
2.250%, 08/06/19	12,000	11,996,661
2.200%, 08/13/19	4,400	4,396,981
2.080%, 09/24/19	2,000	1,993,962
U.S. Treasury Notes
1.000%, 08/31/19	12,500	12,488,006
1.250%, 08/31/19	12,500	12,490,526
U.S. Treasury Notes, 3M USTMMR + 0.045%, FRN
(r) 2.126%, 10/31/20	12,200	12,182,175
U.S. Treasury Notes, 3M USTMMR + 0.115%, FRN
(r) 2.196%, 01/31/21	13,000	12,988,325
U.S. Treasury Notes, 3M USTMMR + 0.1390%, FRN
(r) 2.220%, 04/30/21	13,000	12,997,841
TOTAL U.S. TREASURY OBLIGATIONS		81,534,477
TOTAL INVESTMENT SECURITIES		117,310,149

	Shares
TEMPORARY CASH INVESTMENTS — (4.8%)
State Street Institutional U.S. Government Money Market Fund 2.260%	5,850,125	5,850,125
TOTAL INVESTMENTS — (100.0%)
(Cost $123,180,158)^^		$123,160,274
Summary of the Portfolio's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$35,775,672	—	$35,775,672
U.S. Treasury Obligations	—	81,534,477	—	81,534,477
Temporary Cash Investments	$5,850,125	—	—	5,850,125
TOTAL	$5,850,125	$117,310,149	—	$123,160,274

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	168,788,182	$3,792,670,452
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	120,117,710	1,524,293,738
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	51,721,050	1,264,579,677
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	25,673,457	523,225,053
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	5,087,492	199,734,940
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,908,910,931)^^		$7,304,503,860
Summary of the Global Fund's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,304,503,860	—	—	$7,304,503,860
TOTAL	$7,304,503,860	—	—	$7,304,503,860

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	58,558,654	$1,315,812,958
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	64,757,293	629,440,883
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	41,657,148	528,629,203
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	17,926,258	438,297,019
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	38,827,995	422,836,867
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	19,573,263	213,740,026
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,905,044	181,484,800
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	12,857,377	133,588,146
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	10,207,602	109,935,870
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	8,978,568	107,922,387
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	7,660,026	84,719,891
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,772,654	69,594,402
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,307,284,157)		$4,236,002,452

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $2,106,448)	2,106,448	2,106,448
TOTAL INVESTMENTS — (100.0%) (Cost $3,309,390,605)^^		$4,238,108,900
Summary of the Global Fund's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,236,002,452	—	—	$4,236,002,452
Temporary Cash Investments	2,106,448	—	—	2,106,448
TOTAL	$4,238,108,900	—	—	$4,238,108,900

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	26,891,530	$268,377,469
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	24,644,396	268,377,469
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	5,146,218	115,635,515
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	8,179,797	98,321,165
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,650,136	46,320,228
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,573,000	38,459,857
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	3,347,177	36,049,099
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	779,608	15,888,400
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	155,451	6,103,001
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $783,369,628)		$893,532,203

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 2.260% (Cost $306,393)	306,393	306,393
TOTAL INVESTMENTS — (100.0%) (Cost $783,676,021)^^		$893,838,596
Summary of the Global Fund's investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$893,532,203	—	—	$893,532,203
Temporary Cash Investments	306,393	—	—	306,393
TOTAL	$893,838,596	—	—	$893,838,596

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2019, the Fund consisted of twelve portfolios (the "Portfolios"), of which three are "Stand-alone Funds", six are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2019, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$4,277,556
U.S. Large Cap Value Portfolio II	103,162
U.S. Large Cap Value Portfolio III	2,624,863
DFA International Value Portfolio	9,262,572
DFA International Value Portfolio III	2,544,416
Tax-Managed U.S. Marketwide Value Portfolio II	977,344
Emerging Markets Portfolio II	(2,146)
DFA Two-Year Fixed Income Portfolio	105,501
DFA Two-Year Government Portfolio	123,180
Global Equity Portfolio	5,052,796
Global Allocation 60/40 Portfolio	3,340,789
Global Allocation 25/75 Portfolio	791,710

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios’ financial statements.
In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios’ adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios’ net assets or results of operations.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.